Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Other Accrued Liabilities [Abstract]
Accrued expenses	$ 571	$ 637
Value added tax payable	2	24
Others	664	599
Total other accrued liabilities	$ 1,237	$ 1,260